Inventory - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	$ 269,705
Ending balance	295,258	$ 269,705
Impairment
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(23,437)	(20,736)
Additions	(16,171)	(12,703)
Reversals	11,077	9,260
Exchange variation gains	133	742
Ending balance	$ (28,398)	$ (23,437)